Schedule of Investments March 31, 2020 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.2%
Banks - 4.6%
Brookline Bancorp	19,700	$222,216
Dime Community Bancshares	11,800	161,778
Kearny Financial	15,300	131,427
KeyCorp	8,400	87,108
OceanFirst Financial	10,800	171,828
PNC Financial Services Group	1,800	172,296
		946,653
Communication Services - 1.4%
Telephone & Data Systems	16,965	284,333
Consumer Discretionary - 1.9%
Darden Restaurants	3,500	190,610
Lowe's Companies	2,450	210,822
		401,432
Consumer Staples - 14.7%
Campbell Soup	4,150	191,564
Church & Dwight	2,450	157,241
Coca-Cola	12,765	564,851
Colgate-Palmolive	4,920	326,491
JM Smucker	2,620	290,820
Mondelez International, Class A	6,740	337,539
Nestle	5,710	589,984
Swedish Match	2,500	143,543
Tootsie Roll Industries	6,567	236,136
Walgreens Boots Alliance	4,680	214,110
		3,052,279
Energy - 3.6%
Devon Energy	19,900	137,509
Hess	5,600	186,480
Parsley Energy	26,700	152,991
Suncor Energy	16,800	265,440
		742,420
Healthcare - 7.3%
Abbott Laboratories	8,960	707,033
AstraZeneca - ADR	5,710	255,009
Merck & Co.	7,350	565,509
		1,527,551
Industrials - 4.6%
Eaton	6,020	467,694
Pentair	9,350	278,256
Regal Beloit	3,300	207,735
		953,685
Information Technology - 8.2%
FARO Technologies *	5,710	254,095

FLIR Systems	11,410	363,865
Leidos Holdings	2,750	252,037
Maxim Integrated Products	3,300	160,413
Microsoft	2,200	346,962
Oracle	5,230	252,766
Science Applications International	1,100	82,093
		1,712,231
Insurance Brokers - 3.8%
Brown & Brown	21,880	792,494
Life & Health Insurance - 4.4%
Aflac	11,730	401,635
Globe Life	3,090	222,387
Voya Financial	7,200	291,960
		915,982
Materials - 2.6%
Domtar	14,591	315,749
Louisiana-Pacific	13,320	228,838
		544,587
Multi-line Insurance - 1.2%
Loews	7,000	243,810
Property & Casualty Insurance - 9.7%
Berkshire Hathaway, Class B *	3,060	559,460
Cincinnati Financial	2,050	154,672
First American Financial	4,875	206,749
Hanover Insurance Group	2,460	222,827
Lancashire Holdings	32,000	246,631
Mercury General	7,800	317,616
Selective Insurance Group	6,420	319,074
		2,027,029
Real Estate - 2.1%
Four Corners Property Trust	15,748	294,645
Howard Hughes *	2,950	149,034
		443,679
Reinsurance - 4.1%
RenaissanceRe Holdings	5,774	862,174
Total Common Stocks
(Cost $15,073,335)		15,450,339

CONVERTIBLE BONDS - 20.4%	Par	Par
Communication Services - 2.8%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	644,070	583,683
Consumer Discretionary - 1.2%
Booking Holdings
0.900%, 09/15/2021	253,000	272,660	252,216
Healthcare - 2.5%
Ligand Pharmaceuticals
0.750%, 05/15/2023	631,000	556,572	520,969
Industrials - 3.5%
Chart Industries
1.000%, 11/15/2024 (a)	384,000	390,408	300,105

Kaman
3.250%, 05/01/2024	444,000	447,800	432,261
		838,208	732,366
Information Technology - 10.4%
Akamai Technologies
0.125%, 05/01/2025	639,000	645,788	713,141
Palo Alto Networks
0.750%, 07/01/2023	692,000	717,371	667,914
Verint Systems
1.500%, 06/01/2021	810,000	808,735	780,972
		2,171,894	2,162,027
Total Convertible Bonds
(Cost $4,483,404)		4,483,404	4,251,261

CORPORATE BOND - 1.9%		Par
Information Technology - 1.9%
FLIR Systems
3.125%, 06/15/2021
(Cost $403,759)	400,000	403,759	400,464

SHORT-TERM INVESTMENT - 3.0%	Shares	Shares
First American Treasury Obligations Fund, Class X, 0.330%^
(Cost $620,615)	620,615	620,615	620,615

Total Investments - 99.5%
(Cost $20,581,113)		20,581,113	20,722,679
Other Assets and Liabilities, Net - 0.5%			94,880
Total Net Assets - 100.0%			$20,817,559

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2020, the value of this investment was $883,788 or 4.2% of total net assets.
^	The rate shown is the seven-day yield effective March 31, 2020.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,450,339	$-	$-	$15,450,339
Convertible Bond	-	4,251,261	-	4,251,261
Corporate Bonds	-	400,464	-	400,464
Short-Term Investment	620,615	-	-	620,615
Total Investments	$16,070,954	$4,651,725	$-	$20,722,679

Refer to each Fund's Schedule of Investments for further sector breakout.